PRIVATE PLACEMENT (Details) - USD ($)		4 Months Ended
	Dec. 06, 2021	Dec. 31, 2021	Dec. 09, 2021
PRIVATE PLACEMENT
Aggregate purchase price		$ 7,960,000
Private Placement Warrants
PRIVATE PLACEMENT
Aggregate number of shares of common stock into which Rights may be converted		796,000	81,000
Price of warrant			$ 10.00
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Aggregate number of shares of common stock into which Rights may be converted	715,000
Price of warrant	$ 10.00
Aggregate purchase price	$ 7,150,000
Number of shares included in each unit	1
Number of rights included in each unit	1
Number of shares issuable per right	0.1
Over-allotment option | Private Placement Warrants
PRIVATE PLACEMENT
Aggregate number of shares of common stock into which Rights may be converted			81,000
Price of warrant			$ 10.00